Debt - Liabilities in financing activities (Details) SEK in Millions	12 Months Ended
Dec. 31, 2017 SEK
Liabilities in financing activities
Liabilities in financing activities at beginning of year	SEK 265,281
Changes in liabilities arising from financing activities
Cash flow	(14,850)
Exchange-rate difference	(14,579)
Unrealized changes in fair value	(302)
Liabilities in financing activities at end of year	235,550
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	252,948
Changes in liabilities arising from financing activities
Cash flow	(9,919)
Exchange-rate difference	(18,254)
Unrealized changes in fair value	58
Liabilities in financing activities at end of year	224,833
Subordinated debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	2,266
Changes in liabilities arising from financing activities
Exchange-rate difference	(219)
Unrealized changes in fair value	(7)
Liabilities in financing activities at end of year	2,040
Derivatives - net
Liabilities in financing activities
Liabilities in financing activities at beginning of year	10,067
Changes in liabilities arising from financing activities
Cash flow	(4,931)
Exchange-rate difference	3,894
Unrealized changes in fair value	(353)
Liabilities in financing activities at end of year	SEK 8,677